UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23118

NorthStar Corporate Income Master Fund

(Exact name of registrant as specified in charter)

399 Park Avenue New York, New York (Address of principal executive offices)	10022 (Zip code)

Daniel R. Gilbert

NorthStar Corporate Income Master Fund

399 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders.

The semi-annual report (the “Semi-Annual Report”) of NorthStar Corporate Income Master Fund and Subsidiary (the “Master Fund”) for the period from February 25, 2016 (commencement of operations) through June 30, 2016 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

2016 Semi-Annual Report NorthStar Corporate Income Master Fund For the period from February 25, 2016 (commencement of operations) through June 30, 2016 NorthStar Corporate Income

Portfolio Review* (Unaudited)

AS OF JUNE 30, 2016

Industry Exposure

21.1%
13.0%
11.8%
10.4%
7.2%
5.8%
5.7%
5.4%
5.2%
5.1%
5.0%
4.3%
Commercial Services
Entertainment
Insurance
Software
Telecommunications
Healthcare Products
Real Estate
Food
Retail
Healthcare Services
Transportation
Oil & Gas

Asset Class Exposure

23.6%
42.4%
34.0%
Senior Secured Loans – First Lien
Senior Secured Loans – Second Lien
Corporate Bonds

Portfolio Review* (Unaudited) AS OF JUNE 30, 2016 Industry Exposure 21.1% Commercial Services 13.0% Entertainment 11.8% Insurance 10.4% Software 7.2% Telecommunications 5.8% Healthcare Products 5.7% Real Estate 5.4% Food 5.2% Retail 5.1% Healthcare Services 5.0% Transportation 4.3% Oil & Gas Asset Class Exposure 42.4% Senior Secured Loans – First Lien 34.0% Senior Secured Loans – Second Lien 23.6% Corporate Bonds * The charts above show industry and asset class exposure as of June 30, 2016 and based on purchase price of assets in the portfolio.

Table of Contents

NorthStar Corporate Income Master Fund and Subsidiary

Semi-Annual Report for the period from February 25, 2016 (commencement of operations) through June 30, 2016:

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Schedule of Investments

As of June 30, 2016

					Stated	Principal	Amortized
	Footnotes	Industry (b)	Rate(c)	Floor (d)	Maturity	Amount	Cost (e)	Fair Value(f)
Senior Secured Loans - First Lien — 33.2%
CBAC Borrower, LLC	(g)	Entertainment			7/2/20	$99,749	$96,757	$94,263
Cunningham Lindsey U.S. Inc.	(g)	Insurance			12/10/19	77,296	63,382	62,609
David's Bridal, Inc.	(g)	Retail			10/11/19	77,500	71,106	69,750
Laureate Education, Inc.	(g)	Commercial Services			6/15/18	77,298	75,365	75,108
Opal Acquisition, Inc.	(h)	Healthcare-Services	L + 400	1.00%	11/27/20	77,483	70,248	68,088
Pinnacle Holdco S.a.r.l.	(g)	Oil & Gas Services			7/30/19	77,300	58,361	59,327
St. Georges University	(g)	Commercial Services			6/2/22	77,500	76,338	77,306
Syncreon Global Finance (US) Inc.	(g)	Transportation			10/28/20	77,302	68,799	67,253
Total Senior Secured Loans - First Lien							580,356	573,704
Senior Secured Loans - Second Lien — 26.4%
Asurion LLC	(g)	Insurance			3/3/21	100,000	97,875	96,700
CTI Foods Hlolding Co., LLC	(g)	Food			6/28/21	77,500	73,625	69,750
DTZ U.S. Borrower, LLC	(g)	Real Estate			11/4/22	77,500	78,275	77,855
Greenway Medical Technologies, Inc.	(g)	Software			11/4/21	77,500	69,944	67,425
Renaissance Learning, Inc.	(g)	Software			4/11/22	77,500	72,850	70,525
USAGM HoldCo LLC	(g)	Commercial Services			7/28/23	77,500	72,850	74,142
Total Senior Secured Loans - Second Lien							465,419	456,397
Corporate Bonds — 18.7%
Greatbatch Ltd.	(i)	Healthcare-Products	9.13%		11/1/23	78,000	79,069	78,585
Intelsat Jackson Holdings	(g) (i)	Telecommunications	8.00%		2/15/24	100,000	98,000	98,688
Monitronics International Inc.		Commercial Services	9.13%		4/1/20	78,000	65,173	64,545
Scientific Games International		Entertainment	10.00%		12/1/22	100,000	82,012	81,063
Total Corporate Bonds							324,254	322,881
TOTAL INVESTMENTS—78.3%							$1,370,029	$1,352,982

OTHER ASSETS IN EXCESS OF LIABILITIES—21.7%								374,393
NET ASSETS—100.0%								$1,727,375

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Industry classification information is based on the Global Industry Classification Standard (“GICS”).
(c)	Certain variable rate securities in NorthStar Corporate Income Master Fund and Subsidiary's (the "Master Fund") portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of June 30, 2016, the three-month London Interbank Offered Rate (“L” or “LIBOR”) was 0.65%.
(d)	Represents a minimum interest rate for respective base interest rate index when determining the total interest rate.
(e)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.
(f)	Fair value is determined by the valuation committee of the Master Fund, and approved by the Master Fund's board of trustees. For information on the Master Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2.
(g)	Position or portion thereof unsettled as of June 30, 2016.
(h)	The interest rate is subject to a base rate plus three-month LIBOR. As the interest rate is subject to a minimum LIBOR floor which was greater than the three-month LIBOR rate at June 30, 2016, the prevailing rate in effect as of June 30, 2016 was the base rate plus the LIBOR floor.
(i)	Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See notes to consolidated financial statements

1

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Statement of Assets and Liabilities

As of June 30, 2016 (Unaudited)
Assets
Investments, at fair value
Unaffiliated issuers (amortized cost $1,370,029)	$1,352,982
Cash	1,653,819
Receivable for investments sold	400,031
Interest receivable	7,211
Total assets	3,414,043

Liabilities
Payable for investments purchased	1,473,285
Management fee payable	1,635
Administrative services expense payable	69,010
Trustees fee payable	62,970
Accounting and administrative fee payable	34,098
Accrued expenses and other liabilities	45,670
Total liabilities	1,686,668
Net assets	$1,727,375

Commitments and Contingencies (Note 10)

Composition of net Assets
Common shares, par value $0.001 per share (unlimited shares authorized, 222,222 shares issued and outstanding at June 30, 2016)	$222
Paid-in capital in excess of par value	1,999,778
Accumulated net investment income (loss)	(257,984)
Accumulated net realized gain (loss) on investments	2,406
Net unrealized appreciation (depreciation) on investments	(17,047)
Net assets	$1,727,375
Net asset value per share	$7.77

See notes to consolidated financial statements

2

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Statement of Operations

For the period from February 25, 2016* through June 30, 2016 (Unaudited)
Investment Income:
Interest income	$1,845
Total investment income	1,845

Expenses:
Management fees	1,635
Administrative services expense	69,010
Trustees fee	109,416
Accounting and administrative fee	34,098
Other expenses	45,670
Total expenses	259,829
Net investment income (loss)	(257,984)

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment transactions	2,406
Net change in unrealized appreciation (depreciation) from:
Investments	(17,047)
Net gain (loss) on investment transactions	(14,641)
Net increase (decrease) in net assets resulting from operations	$(272,625)

*	Commencement of Operations

See notes to consolidated financial statements

3

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Statement of Changes in Net Assets

For the period from February 25, 2016* through June 30, 2016 (Unaudited)
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(257,984)
Net realized gain (loss) on investment transactions	2,406
Net change in unrealized appreciation (depreciation) on investments	(17,047)
Net increase (decrease) in net assets resulting from operations	(272,625)

Capital transactions:
Issuance of common shares (222,222 shares) (Note 4)	2,000,000
Net increase in net assets resulting from capital transactions	2,000,000
Total increase (decrease) in net assets	1,727,375
Net assets at beginning of period	—
Net assets at end of period	$1,727,375
Accumulated net investment income (loss)	$(257,984)

*	Commencement of Operations

See notes to consolidated financial statements

4

NorthStar Corporate Income Master Fund and Subsidiary

Unaudited Consolidated Statement of Cash Flows

For the period from February 25, 2016* through June 30, 2016 (Unaudited)
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(272,625)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(1,767,589)
Proceeds from sales of investments and principal repayments	400,049
Net realized (gain) loss from investment transactions	(2,406)
Net change in unrealized (appreciation) depreciation on investments	17,047
Amortization of premium and accretion of discount, net	(83)

Increase (decrease) in operating assets and liabilities:
(Increase) decrease in receivable for investments sold	(400,031)
(Increase) decrease in interest receivable	(7,211)
Increase (decrease) in payable for investments purchased	1,473,285
Increase (decrease) in management fee payable	1,635
Increase (decrease) in administrative services expense payable	69,010
Increase (decrease) in trustees fee payable	62,970
Increase (decrease) in accounting and administrative fee payable	34,098
Increase (decrease) in accrued expenses and other liabilities	45,670
Net cash provided by (used in) operating activities	(346,181)

Cash flows from financing activities
Issuance of common shares (Note 4)	2,000,000
Net cash provided by (used in) financing activities	2,000,000
Net increase (decrease) in cash	1,653,819
Cash, beginning of period	—
Cash, end of period	$1,653,819

Supplemental and non-cash financing activities
Net amortization of premium and accretion of discount on investments	$83

*	Commencement of Operations

See notes to consolidated financial statements

5

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

1.	Business and Organization

NorthStar Corporate Income Master Fund, (the “Fund”), was organized as a Delaware statutory trust on July 23, 2015. The Fund’s investment objective is to offer an attractive total return while maximizing current income and capital appreciation consistent with the preservation of capital.

The Fund commenced operations on February 25, 2016, when the registration statements of NorthStar Corporate Income Fund (the “Multi-Class Fund”), and NorthStar Corporate Income Fund-T (“T-Fund”) (collectively, the “Companies”), whose principal investment strategy is identical to the Fund’s, were declared effective by the Securities and Exchange Commission (the “SEC”).

The Fund is externally managed by NSAM B-CEF Ltd, (the “Adviser”) which is a registered investment adviser under the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). The Adviser is an affiliate of NorthStar Asset Management Group Inc. (“NorthStar”). The Fund and the Adviser engage OZ Institutional Credit Management LP, (“OZ Credit Management” or the “Sub-Adviser”) which is a registered investment adviser under the Advisers Act, to serve as the Sub-Adviser. The Sub-Adviser is an affiliate of Och-Ziff Capital Management Group LLC.

In June 2016, NorthStar announced that it entered into a definitive merger agreement with NorthStar Realty Finance Corp. (“NorthStar Realty”) and Colony Capital, Inc. (“Colony”), providing for the combination of NorthStar, NorthStar Realty and Colony into a wholly-owned subsidiary of NorthStar, as the surviving publicly-traded company for the combined organization that, upon and following the effective time of the mergers, will be named Colony NorthStar, Inc. (“Colony NorthStar”). As a result of the mergers, Colony NorthStar will be an internally-managed equity REIT, with a diversified real estate and investment management platform. In addition, following the mergers, the Adviser and NorthStar Securities, LLC, the Fund’s dealer manager, will be subsidiaries of Colony NorthStar. This transaction is expected to close during the first quarter of 2017, subject to customary closing conditions, including regulatory approvals, and approval by the NorthStar, NorthStar Realty and Colony shareholders. There is no guarantee this transaction will close on the contemplated terms or within the anticipated timeframe, or at all.

The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that intends to elect to be treated for federal income tax purposes, and intends to qualify annually thereafter, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Pursuant to an administration agreement entered into by the Companies and the Master Fund with State Street Bank and Trust Company (the “Administrator”), the Administrator provides the Fund with financial accounting and reporting, net asset value calculation, post-trade compliance, and treasury services.

The Fund makes some investments through NorthStar Corporate Income Fund (Cayman) Ltd. (the “Foreign Subsidiary”). The Foreign Subsidiary was formed on January 29, 2016 as a Cayman Island exempted limited company that is a wholly owned subsidiary of the Fund. The Fund generally gains access to certain newly issued Regulation S securities through the Foreign Subsidiary. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued to non-U.S. persons through offerings made pursuant to Regulation S of the Securities Act of 1933, as amended, or the Securities Act. The unaudited consolidated financial statements include the accounts of the Fund and the Foreign Subsidiary (collectively, the “Master Fund”). As of June 30, 2016, the Foreign Subsidiary has $79,772 in net assets, representing 4.62% of the Master Fund’s net assets.

6

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited consolidated financial statements of the Master Fund have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement have been included. Operating results for the period from February 25, 2016 (commencement of operations) through June 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016. The Master Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Principles of Consolidation

The unaudited consolidated financial statements of the Master Fund include the accounts of the Fund and the Foreign Subsidiary. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of the Master Fund’s unaudited financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that could affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Cash

Cash as of June 30, 2016 represents cash held at State Street Bank and Trust Company in bank deposit accounts that, at times, may exceed federally insured limits.

Valuation of Portfolio Investments

The Master Fund determines the fair value of its investment portfolio as of the close of the each regular trading session of the New York Stock Exchange. The Master Fund calculates the net asset value (“NAV”) of its common shares of beneficial interest, by subtracting total liabilities (including accrued expenses or distributions) from the total assets of the Master Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Master Fund. The Master Fund’s assets and liabilities are valued in accordance with the principles set forth below.

The Master Fund’s board of trustees (the “Board”) has approved the Master Fund’s Valuation Policies and Procedures (the “Valuation Policies and Procedures”) and the formation of a valuation committee (the “Valuation Committee”) which consists of personnel from the Adviser and Sub-Adviser. The Valuation Committee values the Master Fund’s assets in good faith pursuant to the Valuation Policies and Procedures and applies a consistent valuation process, which was developed by the Adviser and Sub-Adviser and approved by the Board. Portfolio securities and other assets for which market quotes are readily available will be valued at market value as provided by an independent pricing source. In circumstances where market quotes are not readily available, the Board has adopted the Valuation Policies and Procedures for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Valuation Committee. On a quarterly basis, the audit committee of the Board reviews the valuation

7

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

determinations made with respect to the Master Fund’s investments during the preceding quarter and evaluate whether such determinations were made in a manner consistent with the Master Fund’s Valuation Policies and Procedures. The Board reviews and ratifies such value determinations.

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosure, (“ASC Topic 820”), issued by the Financial Accounting Standards Board, (“FASB”), clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

When determining the fair value of an asset or liability, the Valuation Committee seeks to determine the price that would be received from the sale of the asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, in accordance with ASC Topic 820. Fair value determinations are based upon all available inputs that the Valuation Committee deems relevant, which may include indicative dealer quotes, independent third party pricing vendors, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Master Fund’s financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Master Fund’s financial statements.

The Master Fund expects that its portfolio may consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available, (“OTC Security”). For purposes of calculating NAV, the Valuation Committee will use the following valuation methods:

•	The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

•	If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Master Fund will value such security using quotations obtained from an independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. For investments for which a third-party pricing service is unable to obtain quoted prices, the Master Fund obtains bid and ask prices directly from dealers who make a market in such securities. Generally, securities are valued at the mid-point of the average bid and ask prices obtained from such sources.

•	To the extent that the Master Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Master Fund will value such investments at fair value as determined in good faith by the Valuation Committee in accordance with the Master Fund’s Valuation Policies and Procedures and pursuant to authority delegated by the Master Fund’s Board as described above. In making such determination, the Valuation Committee may rely upon valuations obtained from an independent valuation firm.

8

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

In making its determination of fair value, the Valuation Committee may use independent third-party pricing or valuation services; provided that the Valuation Committee shall not be required to determine fair value in accordance with the valuation provided by any single source, and the Valuation Committee shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that the Valuation Committee deems to be reliable in determining fair value under the circumstances.

Below is a description of factors that may be considered when valuing securities for which no active secondary market exists.

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of collateral securing the Master Fund’s debt investments.

The valuation of securities may consider other factors such as private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the portfolio companies, the acquisition price of such investment or industry practices in determining fair value. Size and scope of a portfolio company and its specific strengths and weaknesses, as well as any other factors deemed relevant in assessing fair value, may also be considered.

If the Master Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time the investment is made. Such warrants or other equity securities will subsequently be valued at fair value.

Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Master Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), fair value for such securities may be determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by Valuation Committee, under the supervision of the Board.

Revenue Recognition

Security transactions are accounted for on their trade date. The Master Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Master Fund does not accrue a receivable for interest on loans and securities if there is reason to doubt the collectability of such income. Loan origination fees, original issue discount, and market discount (market premium) are capitalized and such amounts are accreted (amortized) as interest income (interest expense) over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees and original issuance discount are recorded as income. Upfront structuring fees are recorded as income when cash is received. The

9

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

Master Fund will record prepayment premiums on loans and securities as fee income when it receives such amounts.

Net Realized Gains or Losses and Net Change in Unrealized Appreciation or Depreciation

Gains or losses on the sale of investments are calculated by using the specific identification method. The Master Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment including any unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period.

Organization and Offering Costs

Organization costs include, among other things, the cost of formation, including the cost of legal services and other fees pertaining to the Master Fund’s organization. These costs are expensed as incurred. Offering costs include, among other things, legal, accounting, printing and other costs pertaining to the preparation of the Master Fund’s Registration Statement on Form N-2 related to the public offering of its common shares.

Pursuant to the Master Fund’s advisory agreement (“Advisory Agreement”), the Adviser and Sub-Adviser, either directly or through their affiliates, will be entitled to receive equal reimbursement for costs each has paid on behalf of the Master Fund in connection with the offering. The Master Fund will be obligated to reimburse the Adviser and Sub-Adviser, or their affiliates, as applicable, for organization and offering costs (“O&O costs”) to a limit of 1.0% of the aggregate proceeds from the offering. The Master Fund estimates that the O&O costs will be de minimis as Master Fund shares are not being offered directly to the public. The Master Fund records O&O costs each period based upon an allocation determined by the expectation of total O&O costs to be reimbursed. The offering costs incurred directly by the Master Fund are accounted for as a deferred charge and are amortized over 12 months on a straight-line basis. As of June 30, 2016, the Adviser and Sub-Adviser incurred approximately $163,000 of O&O costs on behalf of the Master Fund. For the period from February 25, 2016 (commencement of operations) through June 30, 2016, there were no proceeds raised from the offering and no O&O costs were allocated to the Master Fund.

Income Taxes

The Master Fund intends to elect to be treated for federal income tax purposes as a RIC under Subchapter M of the Code. To maintain qualification as a RIC, the Master Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to their respective shareholders, for each taxable year, at least 90% of its “investment company taxable income” and its net tax-exempt interest income. In general, a RIC’s “investment company taxable income” for any taxable year is its taxable income, determined without regard to net capital gains and with certain other adjustments. As a RIC, the Master Fund will not have to pay corporate-level federal income taxes on any income that it distributes to its shareholders. The Master Fund intends to distribute all or substantially all of their “investment company taxable income,” net tax-exempt interest income (if any) and net capital gains (if any) on an annual basis in order to maintain their RIC status each year and to avoid any federal income taxes on income. The Master Fund will also be subject to nondeductible federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of any capital gain net income (if any).

Uncertainty in Income Taxes

The Master Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the financial statements.

10

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the period from February 25, 2016 (commencement of operations) through June 30, 2016, the Master Fund did not incur any interest or penalties.

Distributions

Distributions to the Master Fund’s shareholders are recorded as of the record date. Subject to the discretion of the Master Fund’s Board and applicable legal restrictions, the Master Fund intends to authorize and declare ordinary cash distributions on a bi-monthly basis and pay such distributions on a monthly basis. From time to time, the Master Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any, and any other income, gains and dividends and other distributions not previously distributed. During the period from February 25, 2016 (commencement of operations) through June 30, 2016, distributions were neither declared nor paid.

New Accounting Standards

Management does not believe any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.

3.	Share Transactions

In January 2016, affiliates of NorthStar and OZ Credit Management purchased 222,222 shares of the Master Fund for proceeds of $2,000,000. Refer to Note 4 for further detail.

The Master Fund will repurchase common shares held by the Multi-Class Fund and T-Fund to the extent necessary to accommodate share repurchases request under each Company’s share repurchase program. During the period from February 25, 2016 (commencement of operations) through June 30, 2016, the Master Fund did not repurchase any of its common shares in connection with the Companies’ share repurchase programs.

4.	Related Party Transactions

Compensation of the Adviser and Sub-Adviser

Pursuant to the Master Fund’s Advisory Agreement, and in consideration of the advisory services provided by the Adviser to the Master Fund, the Adviser is entitled to a fee consisting of two components — the management fee (“Management Fee”) and the incentive fee (“Incentive Fee”). The Adviser will engage OZ Credit Management to act as the Master Fund’s Sub-Adviser. The Sub-Adviser is responsible for the day-to-day identification, recommendation, management and monitoring of investments for the Master Fund’s portfolio, subject to the investment criteria determined and approved from time to time by the Adviser at its sole discretion.

The Companies will not incur a separate Management Fee or Incentive Fee under the Companies’ Advisory Agreement for so long as the Companies’ have a policy to invest all or substantially all of their net assets in the Master Fund, but the Companies and shareholders will be indirectly subject to the Management Fee and Incentive Fee.

The Adviser and Sub-Adviser are to each be reimbursed by the Master Fund, as applicable, for actual costs incurred in connection with providing administrative services to the Master Fund. Allocation of the cost of such services to the Master Fund may be based on objective factors such as total assets, revenues and/or time

11

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

allocations. For the period from February 25, 2016 (commencement of operations) through June 30, 2016, the amount of administrative service fee incurred and payable was $69,010.

Management Fee

The Management Fee is calculated and payable quarterly in arrears at the annual rate of 2.0% of the Master Fund’s average gross assets, excluding cash and cash equivalents, at the end of the two most recently completed calendar quarters (and, in the case of the Master Fund’s first quarter, the gross assets excluding cash and cash equivalents as of such quarter-end). The Management Fee may or may not be taken in whole or in part at the discretion of the Adviser. All or any part of the Management Fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as the Adviser may determine. The Management Fee for any partial quarter will be appropriately prorated. The Master Fund’s sub-advisory agreement (the “Sub-Advisory Agreement”) provides that OZ Credit Management will receive a portion of the Management Fee and Incentive Fee payable to the Adviser under the Master Fund’s Advisory Agreement. On an annualized basis, the Sub-Adviser will be paid 50.0% of all fees payable to the Adviser under the Master Fund’s Advisory Agreement with respect to each year, which fees are payable to the Adviser quarterly in arrears. For the period from February 25, 2016 (commencement of operations) through June 30, 2016, the amount of management fee incurred and payable was $1,635.

Incentive Fee

The Incentive Fee is calculated and payable quarterly in arrears based upon the Master Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, measured quarterly and expressed as a rate of return on the Master Fund’s “adjusted capital” after making appropriate adjustments for subscriptions (which shall include all issuances of common shares, including issuances pursuant to the distribution reinvestment plan) and share repurchases that occurred during the quarter, equal to 1.75% per quarter (7.00% annualized), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Master Fund’s operating expenses for the quarter (including the Management Fee, expenses reimbursed to the Adviser under the Master Fund’s Advisory Agreement and any interest expense and distributions paid on any issued and outstanding preferred shares, but excluding the offering and organization expenses and the Incentive Fee). Pre-incentive fee net investment income will include, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with PIK interest and zero coupon securities), accrued income that the Master Fund has not yet received in cash. Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. “Adjusted capital” means the cumulative gross proceeds received by the Master Fund from the sale of Master Fund shares (including pursuant to the Master Fund’s distribution reinvestment plan), reduced by distributions to investors that represent a return of capital and amounts paid in connection with repurchases of Master Fund shares pursuant to the Master Fund’s share repurchase program. The calculation of the Incentive Fee for each quarter will be as follows:

•	No Incentive Fee will be payable in any calendar quarter in which the Master Fund’s pre-incentive fee net investment income does not exceed the quarterly hurdle rate of 1.75%;

•	100.0% of the Master Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 2.1875% in any calendar quarter (8.75% annualized) will be payable to the Adviser. This portion of the Master Fund’s pre-incentive fee net investment income which exceeds the hurdle rate but is less than or equal to 2.1875% is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Adviser with an incentive fee of 20.0% on all of the Master Fund’s pre-incentive fee net investment income when the Master Fund’s pre-incentive fee net investment income reaches 2.1875% in any calendar quarter; and

12

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

•	20.0% of the Master Fund’s pre-incentive fee net investment income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to the Adviser once the hurdle rate is reached and the catch-up is achieved (20.0% of all the Master Fund’s pre-incentive fee net investment income thereafter is allocated to the Adviser).

For the period from February 25, 2016 (commencement of operations) through June 30, 2016, no incentive fee was incurred.

Distribution Support Agreement

Pursuant to a distribution support agreement (the “Distribution Support Agreement”) between the Master Fund and NorthStar Realty, a publicly-traded real estate investment trust (“REIT”) managed by an affiliate of the Adviser, and OZ Corporate Investors, LLC (“OZ Corporate”), an affiliate of the Sub-Adviser, NorthStar Realty and OZ Corporate have each agreed to purchase up to $5.0 million in Master Fund shares, totaling $10.0 million in Master Fund shares, at the current NAV per share of the Master Fund, of which $1.0 million was contributed by each to the Master Fund as seed capital investments. During any calendar month when the Distribution Support Agreement is effective, if the cash distributions exceed the net investment income for such calendar month (“Distribution Shortfall”), NorthStar Realty and OZ Corporate will each purchase 50% of any shares required in order to cover the Distribution Shortfall up to an amount equal to a 7.0% cumulative, non-compounded annual return on the Master Fund’s shareholders’ invested capital prorated for such month.

Notwithstanding NorthStar Realty and OZ Corporate pursuant to the Distribution Support Agreement, the Master Fund will not be required to pay distributions to the Master Fund shareholders, including the Companies, at a rate of 7.0% per annum or at all. Distributions funded from offering proceeds pursuant to the Distribution Support Agreement may constitute a return of capital. The Distribution Support Agreement expires at the earlier of: a) two years from the date on which the Companies commences the offering; b) the date upon which neither the Adviser nor its affiliate is serving as the Master Fund’s Adviser; or c) the date upon which neither the Sub-Adviser nor its affiliate is serving as the Master Fund’s Sub-Adviser. For the period from February 25, 2016 (commencement of operations) through June 30, 2016, there was no distribution support provided by NorthStar Realty and OZ Corporate.

Capital Contribution by NorthStar and OZ Corporate

On January 27, 2016, affiliates of NorthStar Realty and OZ Corporate each contributed $1,000,000 to purchase 111,111 common shares of the Master Fund at a price of $9.00 per share.

5.	Distribution

For the period from February 25, 2016 (commencement of operations) through June 30, 2016, distributions were neither declared nor paid.

6.	Investment Portfolio

The following table summarized the composition of the Master Fund’s investment portfolio at cost and fair value as of June 30, 2016:

13

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

	June 30, 2016
	Amortized Cost (1)	Fair Value	Percentage of Portfolio
Senior Secured Loans - First Lien	$580,356	$573,704	42%
Senior Secured Loans - Second Lien	465,419	456,397	34%
Corporate Bonds	324,254	322,881	24%
	$1,370,029	$1,352,982	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

As of June 30, 2016, the Master Fund does not “control” and is not an “affiliate” of any of its portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Master Fund would be presumed to “control” a portfolio company if it owned 25% or more of its voting securities and would be an “affiliate” of a portfolio company if it owned 5% or more of its voting securities.

The Master Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Master Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of June 30, 2016, the Master Fund held no such investments. The Master Fund will maintain sufficient cash on hand to fund any such unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of June 30, 2016:

	June 30, 2016
Industry Classification	Fair Value	Percentage of Portfolio
Commercial Services	$291,101	22%
Entertainment	175,326	13%
Food	69,750	5%
Healthcare-Products	78,585	6%
Healthcare-Services	68,088	5%
Insurance	159,309	12%
Oil & Gas Services	59,327	4%
Real Estate	77,855	6%
Retail	69,750	5%
Software	137,950	10%
Telecommunications	98,688	7%
Transportation	67,253	5%
TOTAL	$1,352,982	100%

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NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

The table below describes the geographic concentration of the Master Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of June 30, 2016:

	June 30, 2016
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$1,194,967	88%
Luxembourg	158,015	12%
TOTAL	$1,352,982	100%

(1)	Geographic location based on the portfolio company's headquarters or principal place of business.

Purchase and sales of securities for the period from February 25, 2016 (commencement of operations) through June 30, 2016, other than short-term securities and U.S. government obligations, aggregated $1,767,589 and $400,049, respectively.

As of June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation:	$3,915
Gross unrealized (depreciation):	(20,962)
Net unrealized appreciation (depreciation):	$(17,047)

7.	Fair Value of Financial Instruments

Under ASC Topic 820, fair value is defined as the price that the Master Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC Topic 820 emphasizes that valuation techniques should maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Master Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Master Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1 − observable inputs such as quoted prices in active markets;

Level 2 − includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and

Level 3 − unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

15

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of June 30, 2016, the Master Fund’s investments were categorized as follows in the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Senior Secured Loans - First Lien	$-	$290,252	$283,452	$573,704
Senior Secured Loans - Second Lien	-	319,222	137,175	456,397
Corporate Bonds	-	322,881	-	322,881
Total:	$-	$932,355	$420,627	$1,352,982

The Master Fund’s investments as of June 30, 2016 consisted primarily of debt securities that are traded on a private over-the-counter market for institutional investors. Except as described below, the Master Fund valued its performing investments by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service. For non-performing or distressed investments, the Master Fund valued such investments by using the bid price.

The Master Fund periodically benchmarks the bid and ask prices it receives from the third-party pricing service and/or dealers against the actual prices at which the Master Fund purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Master Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsors, the Master Fund believes that these prices are reliable indicators of fair value. The Master Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Master Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Master Fund purchases and sells its investments. The Master Fund’s Valuation Committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Master Fund’s valuation process.

The following is a reconciliation for the period from February 25, 2016 (commencement of operations) through June 30, 2016 of investments for which significant unobservable inputs (Level 3) were used to determine fair value:

16

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

As of June 30, 2016:

	Senior	Senior
	Secured -	Secured -
	First Lien	Second Lien	Total
Fair Value, beginning of period	$-	$-	$-
Purchases	361,549	143,569	505,118
Sales and redemptions	(74,813)	-	(74,813)
Net realized gain (loss)	563	-	563
Net change in unrealized appreciation (depreciation)	(3,847)	(6,394)	(10,241)
Net transfers in or out of Level 3	-	-	-
Fair value, end of period	$283,452	$137,175	$420,627
Change in unrealized gains or losses relating to investments still held at the June 30, 2016	$(3,847)	$(6,394)	$(10,241)

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements as of June 30, 2016 are as follows:

	Fair Value at	Valuation	Unobservable		Weighted
Type of Investment	June 30, 2016	Technique	Input	Range	Average

Senior Secured Loans - First Lien	$283,452	Market quotes obtained via pricing service	Not Applicable	Not Applicable	Not Applicable

Senior Secured Loans - Second Lien	137,175	Market quotes obtained via pricing service	Not Applicable	Not Applicable	Not Applicable

TOTAL	$420,627

8.	Concentration of Risk

Investing in the Master Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Master Fund. For a more complete discussion of the risks of investing in the Master Fund, see the section entitled “Types of Investments and Related Risks” in the Companies’ prospectuses and the Companies’ and the Master Fund’s other filings with the SEC.

Credit Risk

The Master Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Master Fund and a reduction in the value of the debt investments experiencing non-payment.

17

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

Although the Master Fund may invest in investments that the Adviser believes are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Master Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Master Fund. Moreover, the Master Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Master Fund may not have priority over other creditors as anticipated. The Master Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

Entities in which the Master Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, entities that the Master Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.

Non-U.S. Securities Risk

Investments in certain securities and other instruments of non-U.S. issuers or borrowers, or non-U.S. securities, involve factors not typically associated with investing in the United States or other developed countries, including risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices, and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; higher rates of inflation; and reliance on a more limited number of commodity inputs, service providers, and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets. The risks of investments in emerging markets, if any, including the risks described above, are usually greater than the risks involved in investing in more developed markets. Because non-U.S. securities may trade on days when the common shares are not priced, NAV may change at times when common shares cannot be sold.

Foreign Currency Risk

Investments made by the Master Fund, and the income received by the Master Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Master Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Master Fund, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Master Fund. In addition, the Master Fund may incur substantial costs in converting investment proceeds from one currency to another. The Master Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Master Fund invests may be subject to risks relating to

18

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Master Fund may also be adversely affected as a result.

9.	Financial Highlights

The following is a schedule of financial highlights for the period from February 25, 2016 (commencement of operations) through June 30, 2016:

For the period from February 25, 2016 (commencement of operations) through
June 30, 2016 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$9.00
Net investment income (loss)(1)	(1.17)
Net realized and unrealized gain (loss) on investments	(0.06)
Net increase (decrease) in net assets resulting from operations	(1.23)
Net asset value, end of period	$7.77
Shares outstanding, end of period	222,222
Total return at net asset value(2)(3)(4)	(3.7)%

Ratio/Supplemental Data:
Net assets, end of period	$1,727,375
Ratio of net investment income (loss) to average net assets(5)	(39.4)%
Ratio of total expenses to average net assets(5)	39.7%
Portfolio turnover rate(3)	29.6%

(1)	The per share data was derived by using the average number of common shares outstanding during the period from February 25, 2016 (commencement of operations) through June 30, 2016.
(2)	Total return is historical and is calculated by determining the percentage change in net asset value.
(3)	Not annualized.
(4)	Calculation represents the period from June 13, 2016 (commencement of investment operations) to June 30, 2016.
(5)	Annualized. Average daily net assets for the period from February 25, 2016 (commencement of operations) through June 30, 2016 are used for this calculation.

10.	Commitments and Contingencies

In the normal course of business the Master Fund may enter into contracts that contain a variety of representations which provide general indemnifications. The Master Fund’s maximum exposure under the arrangements cannot be known; however, the Master Fund expects any risk of loss to be remote.

11.	Subsequent Events

The management of the Master Fund has evaluated events and transactions through August 12, 2016, the date on which the financial statements were issued, and has determined that there are no material events that would require adjustments to or disclosure in the Master Fund’s financial statements.

19

NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

SUPPLEMENTAL INFORMATION (UNAUDITED)

June 30, 2016

Board Consideration and Approval of Investment Advisory and Sub-Advisory Agreements

At an in-person combined meeting of the Boards of Trustees (the “Board”) of NorthStar Corporate Income Master Fund, NorthStar Corporate Income Fund (the “Multi-Class Fund”), and NorthStar Corporate Income Fund-T (“T-Fund”) (each a “Fund” and, collectively with the Master Fund, the “Funds”) held on January 15, 2016, the Board, including all of the trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of each Fund’s investment advisory agreement (the “Advisory Agreements”) between each Fund and NSAM B-CEF Ltd (the “Adviser”) and each Fund’s investment sub-advisory agreement (the “Sub-Advisory Agreements”) between each Fund and OZ Institutional Credit Management LP (the “Sub-Adviser”).

In its consideration of the Advisory Agreements and Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to each Fund, including any administrative or other services. The Board considered a presentation regarding the Master Fund’s investment strategies. The Board discussed the nature of the Adviser’s and the Sub-Adviser’s operations, the quality of the Adviser’s and the Sub-Adviser’s compliance infrastructures and the experience of their respective fund management personnel, which for the Adviser will be made available through staffing agreements with affiliates of the Adviser’s parent company. The Board concluded that the Adviser and the Sub-Adviser have the ability to provide a level of service consistent with the Board’s expectations.

Performance. With respect to performance, the Board discussed the fact that each of the Adviser and the Sub-Adviser is a newly-formed company and had no data to provide with respect to closed-end funds managed. However, the Board discussed the background and experience of the Fund’s proposed portfolio managers and investment personnel. The Board further considered that the Sub-Adviser has previously managed strategies similar to those to be employed by the Funds in different investment vehicles. The Board also discussed the targeted performance of the Funds. The Board concluded that, based on the experience of each Fund’s proposed portfolio managers, including their extensive backgrounds in related industries, the Adviser and the Sub-Adviser each has a reasonable expectation of delivering acceptable performance to shareholders.

Fees and Expenses. The Board engaged in a lengthy discussion with the Adviser and Sub-Adviser regarding the proposed fee arrangement for the Master Fund, including a discussion regarding both the Management Fee and the Incentive Fee. The Board considered that, on an annualized basis, the Sub-Adviser would be paid 50.0% of all fees payable annually to the Adviser under the Fund’s Advisory Agreement. In addition, the Board discussed the process by which the Adviser, the Sub-Adviser or their respective affiliates will be reimbursed for certain expenses incurred in connection with providing services to the Funds, including certain administrative services as stipulated in the Advisory Agreements and the Sub-Advisory Agreements, respectively. The Board noted that neither the Multi-Class Fund nor the T-Fund would pay an advisory fee as long as each Fund continued to invest substantially all of its assets in the Master Fund. The Board also considered comparative data with respect to advisory fees or similar expenses paid by other non-traded closed-end funds with similar investment objectives.

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NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

SUPPLEMENTAL INFORMATION (UNAUDITED)

June 30, 2016

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of the Master Fund. It was the consensus of the Board that based on the anticipated size of the Master Fund for the initial two years of the Advisory Agreements, economies of scale was not a relevant consideration at this time.

Profitability. The Board considered the anticipated profits to be realized by the Adviser and the Sub-Adviser in connection with the operation of the Master Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Master Fund. The Board also noted that any projection of profits is speculative. The Board also considered the expected impact of the Agreement to Limit Reimbursements to the Adviser. It was noted that pursuant to a separate Agreement to Limit Reimbursements to the Adviser with each of the Funds, the Adviser contractually agreed that each Fund would only bear up to 1.0% of the organization and offering expenses, with any organization and offering expenses beyond that limitation to be equally absorbed by the Adviser and the Sub-Adviser. The Board concluded that each of the Adviser’s and the Sub-Adviser’s expected level of profitability from their respective relationships with the Master Fund was not expected to be excessive.

Conclusion. The Board approved each of the Advisory Agreements and each of the Sub-Advisory Agreements for an initial two-year term. The Board’s decision to approve each Advisory Agreement and each Sub-Advisory Agreement reflects the exercise of its business judgment to enter into such agreements.

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NORTHSTAR CORPORATE INCOME MASTER FUND AND SUBSIDIARY

SUPPLEMENTAL INFORMATION (UNAUDITED)

June 30, 2016

Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

The Fund has not had any changes in or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

Form N-Q Filings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room located at 100 F Street, NE, Washington, DC 20549. Shareholders may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Fund has delegated its proxy voting responsibility to OZ Institutional Credit Management LP, the Fund’s investment sub-adviser. Shareholders may obtain a copy of OZ Institutional Credit Management LP’s proxy voting policies and procedures upon request and without charge by calling toll free 877-940-8777 or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

Information regarding how OZ Institutional Credit Management LP voted proxies relating to the Fund’s portfolio securities during the most recent twelve-month period ended June 30 is available upon request without charge by making a written request to the Fund’s Chief Compliance Officer at NorthStar Corporate Income Master Fund, 399 Park Avenue, New York, New York 10022, Attn: Chief Compliance Officer, by calling toll free 877-940-8777 or on the SEC’s website at http://www.sec.gov.

22

Corporate Directory Board of Trustees Interested Trustees Daniel R. Gilbert Chairman of the Board, Chief Executive Officer & President Chief Investment & Operating Officer of NorthStar Asset Management Group, Ltd Brett Steven Klein Executive Managing Director & Head of U.S. Corporate Credit of Och-Ziff Capital Management Group Independent Trustees Jack F. Smith, Jr. Lead Independent Trustee Former Partner of Deloitte & Touche LLP Michael M. Kassen Former Chief Investment Officer of Neuberger Berman Vernon B. Schwartz Executive Vice President of IStar Executive Officers Daniel R. Gilbert Chairman of the Board, Chief Executive Officer & President Frank V. Saracino Chief Financial Officer & Treasurer Ronald J. Lieberman Executive Vice President, General Counsel & Secretary Brett Shayne Klein Chief Operating Officer Sandra M. Forman Chief Compliance Officer, Associate General Counsel & Assistant Secretary Corporate Headquarters 399 Park Avenue, 18th Floor New York, NY 10022 212.547.2600 NorthStarSecurities.com/CorporateIncome Transfer Agent DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP New York, NY Legal Counsel Sutherland Asbill & Brennan LLP New York, NY Custodian State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Dealer Manager NorthStar Securities, LLC 5299 DTC Boulevard, Suite 900 Greenwood Village, CO 80111

NorthStar Corporate Income Master Fund 399 Park Avenue, 18th Floor New York, NY 10022 877.940.8777 Tel 303.648.5142 Fax NorthStarSecurities.com/CorporateIncome

Item 2. Code of Ethics.

Not applicable to this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report on Form N-CSR.

Item 6. Investments.

(a)	The Fund’s unaudited consolidated schedule of investments as of June 30, 2016 is included as part of the Semi-Annual Report included in Item 1 of this semi-annual report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this semi-annual report on Form N-CSR.

(b)	Not applicable to this semi-annual report on Form N-CSR

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this semi-annual report on Form N-CSR.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Fund’s board of trustees during the period covered by this semi-annual report on Form N-CSR.

Item 11. Controls and Procedures.

(a)	The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual report on Form N-CSR.

(a)(2)	The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthStar Corporate Income Master Fund

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President Date: August 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
(Principal Executive Officer)
Date: August 12, 2016

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: August 12, 2016